Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2019 [2]	Apr. 30, 2019 [2]	Jul. 31, 2018	Jul. 31, 2019 [2]	Jul. 31, 2018
Interest income
Loans	[1]	$ 7,490	$ 7,164	$ 6,332	$ 21,745	$ 18,114
Securities	[1]	593	567	446	1,676	1,283
Securities purchased under resale agreements and securities borrowed	[1]	126	140	118	396	317
Deposits with financial institutions	[1]	231	230	235	715	633
Interest income	[1]	8,440	8,101	7,131	24,532	20,347
Interest expense
Deposits		3,574	3,485	2,735	10,394	7,481
Subordinated debentures		77	73	55	211	159
Other		415	350	256	1,086	736
Interest expenses		4,066	3,908	3,046	11,691	8,376
Net interest income		4,374	4,193	4,085	12,841	11,971
Non-interest income
Card revenues		240	248	271	732	805
Banking services fees		445	461	404	1,339	1,232
Credit fees		325	322	312	971	883
Mutual funds		472	454	425	1,373	1,275
Brokerage fees		217	217	222	650	668
Investment management and trust		259	271	191	787	523
Underwriting and other advisory		110	149	145	351	411
Non-trading foreign exchange		171	175	158	506	464
Trading revenues		397	386	305	1,112	1,050
Net gain on sale of investment securities		118	86	35	226	136
Net income from investments in associated corporations		190	170	126	489	390
Insurance underwriting income, net of claims		165	169	158	518	517
Other fees and commissions		231	245	206	728	613
Other	[3]	(55)	257	138	443	389
Total non-interest income		3,285	3,610	3,096	10,225	9,356
Total revenue		7,659	7,803	7,181	23,066	21,327
Provision for credit losses		713	873	943	2,274	2,021
Profit from operating activity		6,946	6,930	6,238	20,792	19,306
Non-interest expenses
Salaries and employee benefits		2,138	2,026	1,879	6,328	5,483
Premises and technology		697	702	637	2,095	1,882
Depreciation and amortization		276	258	212	782	615
Communications		113	119	106	341	324
Advertising and business development		162	150	130	451	399
Professional		197	203	215	618	611
Business and capital taxes		130	122	117	389	351
Other		496	466	474	1,422	1,329
Total non-interest expenses		4,209	4,046	3,770	12,426	10,994
Income before taxes		2,737	2,884	2,468	8,366	8,312
Income tax expense		753	625	529	1,876	1,859
Net income		1,984	2,259	1,939	6,490	6,453
Net income attributable to non-controlling interests in subsidiaries		120	70	(44)	301	84
Net income attributable to equity holders of the Bank		1,864	2,189	1,983	6,189	6,369
Preferred shareholders and other equity instrument holders		25	64	27	118	122
Common shareholders		$ 1,839	$ 2,125	$ 1,956	$ 6,071	$ 6,247
Earnings per common share (in dollars)
Basic		$ 1.51	$ 1.74	$ 1.60	$ 4.96	$ 5.18
Diluted		1.50	1.73	1.55	4.94	5.10
Dividends paid per common share (in dollars)		$ 0.87	$ 0.87	$ 0.82	$ 2.59	$ 2.43

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,348 for the three months ended July 31, 2019 (April 30, 2019 - $8,019; July 31, 2018 - $7,080) and for the nine months ended July 31, 2019 - $24,290 (July 31, 2018 - $20,200).
[2]	The amounts for the periods ended July 31, 2019 and April 30, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).
[3]	For the periods ended July 31, 2019 and April 30, 2019, includes Net gain/(loss) on divestitures. Refer to Note 22 for further details.